Income Taxes (FY) (Details) - USD ($)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Federal [Abstract]
Current					$ 113,000	$ 853,534
Deferred					0	0
State [Abstract]
Current					0	215,381
Deferred					0	0
Income tax provision	$ (73,365)	$ (274,139)	$ (228,141)	$ (503,139)	113,000	1,068,915
Deferred Tax Assets [Abstract]
Startup Costs					0	131,532	$ 0
Total deferred income tax assets					0	131,532	0
Valuation allowance					0	(131,532)	0
Deferred tax asset, net of allowance					$ 0	$ 0	$ 0
Reconciliation of Federal Income Tax Rate [Abstract]
Statutory federal income tax rate						21.00%	21.00%
State taxes, net of federal tax benefit						3.10%
Return to provision						(0.30%)
Other							3.00%
Change in valuation allowance						3.30%
Income tax provision						27.10%	24.00%
Federal [Member]
Operating Loss Carryforwards [Abstract]
Net operating loss carryovers						$ 0
State [Member]
Operating Loss Carryforwards [Abstract]
Net operating loss carryovers						$ 0